Significant accounting policies and new and not yet effective accounting standards (Details 2)	12 Months Ended
Dec. 31, 2021
Intangible Assets and Goodwill
Nominal statutory rates for calculating IRPJ (as a percent)	25.00%
Nominal statutory rates for calculating CSLL (as a percent)	9.00%
Software [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	5 years
Trademarks [member] | Minimum [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	20 years
Trademarks [member] | Maximum [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	30 years
Customer portfolio [member] | Minimum [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	12 years
Customer portfolio [member] | Maximum [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	13 years
Platform content [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	3 years
Copyrights [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	3 years